UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brighton Jones LLC
Address: 506 2nd Ave, Suite 1800

         Seattle, Washington 98104

13F File Number: 28-14506

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Alan Spragins
Title:     Chief Compliance Officer
Phone:     (206) 329-5546

Signature, Place, and Date of Signing:


    Alan Spragins          Seattle, Washington        January 15, 2013
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]



Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                                     Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                  none
                                                  -----------------------

Form 13F Information Table Entry Total:             100
                                                  -----------------------

Form 13F Information Table Value Total:            $ 283897(X1000)
 (x1000)
                                                  -----------------------


List of Other Included Managers:

                            Brighton Jones LLC
                           Form 13F Information Table

                                                     FORM 13F INFORMATION TABLE
                                                         VALUE  SHARES/ SH/ PUT/  INVSTMT   OTHER            VOTING AUTHORITY
NAME OF ISSUER            TITLE OF CLASS      CUSIP   (x$1000)  PRN AMT PRN CALL  DSCRETN  MANAGERS       SOLE   SHARED     NONE
----------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABS               COM             002824100       484    7387SH           Sole                                       7387
ALTRIA GROUP INC          COM             02209S103       286    9086SH           Sole                                       9086
AMAZON COM INC            COM             023135106     41428  165138SH           Sole                                     165138
APPLE INC                 COM             037833100      3685    6924SH           Sole                                       6924
AT&T INC                  COM             00206R102       576   17084SH           Sole                                      17084
BANK OF AMERICA CORP      COM             060505104       483   41634SH           Sole                                      41634
BELDEN INC                COM             077454106       722   16043SH           Sole                                      16043
BERKSHIRE HTHAWY INC DEL  CLA		  084670108       268       2SH           Sole	                                        2
BERKSHIRE HTHAWY INC DEL  CL B NEW        084670702       937   10441SH           Sole                                      10441
BOEING CO                 COM             097023105       365    4837SH           Sole                                       4837
BRISTOL MYERS SQUIBB CO   COM             110122108       389   11951SH           Sole                                      11951
CELEGENE CORP             COM             151020104       238    3038SH           Sole                                       3038
CENTRAL GARDEN & PET CO   CL A NON-VTG    153527205       382   36446SH           Sole                                      36446
CHEVRON CORP NEW          COM             166764100      1116   10325SH           Sole                                      10325
CISCO SYS INC             COM             17275R102       476   24211SH           Sole                                      24211
CITIGROUP INC             COM NEW         172967424       202    5101SH           Sole                                       5101
COCA COLA CO              COM             191216100       883   24371SH           Sole                                      24371
COMCAST CORP NEW          CL A            20030N101       210    5609SH           Sole                                       5609
CONOCOPHILLIPS            COM             20825C104       367    6333SH           Sole                                       6333
COSTCO WHSL CORP NEW      COM             22160K105       321    3254SH           Sole                                       3254
CVS CAREMARK CORP         COM             126650100       258    5345SH           Sole                                       5345
DISNEY WALT CO            COM DISNEY      254687106       237    4767SH           Sole                                       4767
E M C CORP MASS           COM             268648102       224    8841SH           Sole                                       8841
EMERSON ELEC CO           COM             291011104       212    3996SH           Sole                                       3996
ENTERPRISE PROD PTNR L    COM             293792107       200    4001SH           Sole                                       4001
EXXON MOBIL CORP          COM             30231G102      1770   20455SH           Sole                                      20455
FORD MTR CO DEL           COM PAR $0.01   345370860      2018  155825SH           Sole                                     155825
GENERAL ELECTRIC CO       COM             369604103      1113   53014SH           Sole                                      53014
GOLDCORP INC NEW          COM             380956409       562   15307SH           Sole                                      15307
GOOGLE INC                CL A            38259P508      1409    1992SH           Sole                                       1992
GREENBRIER COS INC        COM             393657101       221   13648SH           Sole                                      13648
HOME DEPOT INC            COM             437076102       290    4684SH           Sole                                       4684
INTEL CORP                COM             458140100      2044   99127SH           Sole                                      99127
INTERNATIONAL BUS MACHS   COM             459200101       741    3869SH           Sole                                       3869
INTUITIVE SURGICAL INC    COM NEW         46120E602       224     456SH           Sole                                        456
ISHARES TR                BRCLY 1-3 YR    464287457      1165   13802SH           Sole                                      13802
ISHARES TR                BRCLY 1-3YR CR  464288646       367    3484SH           Sole                                       3484
ISHARES TR                BRCLY TIPS BD   464287176       574    4728SH           Sole                                       4728
ISHARES TR                CORE S&P MCPETF 464287507       264    2600SH           Sole                                       2600
ISHARES TR                CORE S&P TTLSTK 464287150      1055   16247SH           Sole                                      16427
ISHARES TR                CORE S&P 500ETF 464287200     10112   70647SH           Sole                                      70647
ISHARES TR                CORE TOTUSB ETF 464287226      2156   19406SH           Sole                                      19406
ISHARES TR                HIGH YLD CORP   464288513       208    2225SH           Sole                                       2225
ISHARES TR                MSCI ACWI EX    464288240       219    5234SH           Sole                                       5234
ISHARES TR                MSCI GRW IDX    464288885     13200  219850SH           Sole                                     219850
ISHARES TR                MSCI EAFE IDX   464287465     19380  340841SH           Sole                                     340841
ISHARES TR                MSCI SMALL CAP  464288273     11853  291165SH           Sole                                     291165
ISHARES TR                MSCI EMRG MKT   464287234      6238  140648SH           Sole                                     140648
ISHARES TR                RUSS 1000GRW    464287614     30915  472061SH           Sole                                     472061
ISHARES TR                RUSS 1000       464287622     31582  399012SH           Sole                                     399012
ISHARES TR                RUSS 1000VAL    464287598       716    9831SH           Sole                                       9831
ISHARES TR                RUSS 2000 GRW   464287648      7494   78624SH           Sole                                      78624
ISHARES TR                RUSS 2000       464287655     14994  177824SH           Sole                                     177824
ISHARES TR                RUSS 3000       464287689     25034  295627SH           Sole                                     295627
ISHARES TR                RUSS MCP GR     464287481      1381   21988SH           Sole                                      21988
ISHARES TR                RUSS MIDCAP     464287499      9018   79732SH           Sole                                      79732
ISHARES TR                RUSS MCP VL     464287473      1480   29454SH           Sole                                      29454
ISHARES TR                S&P 500 GRW     464287309       506    6677SH           Sole                                       6677
ISHARES TR                S&P 500 VALUE   464287408       696   10480SH           Sole                                      10480
ISHARES TR                S&P CAL AMTFRMN 464288356       396    3430SH           Sole                                       3430
ISHARES TR                US PFD STK IDX  464288687       636   16047SH           Sole                                      16047
JOHNSON & JOHNSON         COM             478160104       935   13337SH           Sole                                      13337
JPMORGAN CHASE & CO       COM             46625H100       587   13361SH           Sole                                      13361
KINDER MORGAN ENRGY PRTNR UT LTD PRTNR    494550106       264    3303SH           Sole                                       3303
MCDONALDS CORP            COM             580135101       600    6798SH           Sole                                       6798
MERCK & CO INC NEW        COM             58933Y105       513   12538SH           Sole                                      12538
MICROSOFT CORP            COM             594918104      4879  182663SH           Sole                                     182663
MOODYS CORP               COM             615369105       529   10516SH           Sole                                      10516
NEWMONT MINING CORP       COM             651639106       246    5293SH           Sole                                       5293
NIKE INC                  CL B            654106103       227    4390SH           Sole                                       4390
NORDSTOM INC              COM             655664100      1252   23411SH           Sole                                      23411
OCZ TECHNOLOGY GROUP INC  COM             67086E204        35   18300SH           Sole                                      18300
OMEROS CORP               COM             682143102        80   15353SH           Sole                                      15353
ORACLE CORP               COM             68389X105      1055   31652SH           Sole                                      31652
PACCAR INC                COM             693718108      2107   46597SH           Sole                                      46597
PEPSICO INC               COM             713448108       509    7432SH           Sole                                       7432
PFIZER INC                COM             717081103       802   31966SH           Sole                                      31966
PHILIP MORRIS INTL INC    COM             718172109       642    7670SH           Sole                                       7670
PROCTER & GAMBLE CO       COM             742718109       907   13355SH           Sole                                      13355
QUALCOMM INC              COM             747525103       342    5530SH           Sole                                       5530
SAN JUAN BASIN RTY TR     UNIT BEN INT    798241105       144   10710SH           Sole                                      10710
SCHLUMBERGER LTD          COM             806857108       261    3764SH           Sole                                       3764
SPDR S&P 500 ETF TR       TR UNIT         78462F103       215    1508SH           Sole                                       1508
STARBUCKS CORP            COM             855244109      1317   24552SH           Sole                                      24552
TEREX CORP NEW            COM             880779103       278    9891SH           Sole                                       9891
TIME WARNER INC           COM NEW         887317303       768   16049SH           Sole                                      16049
UNDER ARMOUR INC          CLA             904311107       223    4590SH           Sole                                       4590
UNITED TECHNOLOGIES CORP  COM             913017109       365    4452SH           Sole                                       4452
US BANCORP DEL            COM NEW         902973304       319    9983SH           Sole                                       9983
VANGUARD INDEX FDS        MID CAP ETF     922908629       387    4693SH           Sole                                       4693
VANGUARD INDEX FDS        SMALL CP ETF    922908751      1060   13096SH           Sole                                      13096
VANGUARD BD INDEX FD INC  TOTAL BND MRKT  921937835       325    3873SH           Sole                                       3873
VANGUARD INDEX FDS        TOTAL STK MRKT  922908769      2093   28556SH           Sole                                      28556
VANGUARD INDEX FDS        VALUE ETF       922908744       331    5625SH           Sole                                       5625
VANGUARD INDEX FDS        SML CP GRW ETF  922908595       285    3202SH           Sole                                       3202
VERIZON COMMUNICATN INC   COM             92343V104       264    6099SH           Sole                                       6099
WAL MART STORES INC       COM             931142103       329    4823SH           Sole                                       4823
WELLS FARGO & CO NEW      COM             949746101      1107   32400SH           Sole                                      34200
WINDSTREAM CORP           COM             97381W104        92   11073SH           Sole                                      11073
WISDOMTREE TRUST          LARGECAP DIVID  97717W307       251    4682SH           Sole                                       4682
